Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Japan ETF(a)	9,261,957	$533,488,723

Total Investment Companies — 99.9%
(Cost: $620,880,377)		533,488,723

Total Investments in Securities — 99.9%
(Cost: $620,880,377)		533,488,723

Other Assets Less Liabilities — 0.1%		581,941

Net Assets — 100.0%		$534,070,664

(a) Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$210,000	$—	$(210,000	)(b)	$—	$—	$—	—	$1,212	$—
iShares MSCI Japan ETF	534,387,175	747,199,309	(638,965,471)		(10,862,984)	(98,269,306)	533,488,723	9,261,957	9,919,162	—
					$(10,862,984)	$(98,269,306)	$533,488,723		$9,920,374	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,762,467,000	USD	21,257,464	WBC	06/03/22	$201,700
USD	7,782,059	JPY	987,273,000	HSBC	06/03/22	112,807
USD	1,849,422	JPY	236,391,000	MS	06/03/22	13,109
USD	5,701,597	JPY	728,879,000	UBS	06/03/22	39,580
USD	491,551,803	JPY	63,156,001,100	HSBC	07/05/22	333,385
USD	49,636,694	JPY	6,377,401,900	MS	07/05/22	34,167
USD	1,889,301	JPY	242,897,000	UBS	07/05/22	82
USD	10,067,949	JPY	1,293,065,000	WBC	07/05/22	10,673
						745,503
JPY	486,589,000	USD	3,797,127	BNP	06/03/22	(17,247)
JPY	33,854,000	USD	266,213	BOA	06/03/22	(3,231)
JPY	63,156,001,100	USD	490,932,420	HSBC	06/03/22	(329,279)
JPY	6,377,401,900	USD	49,575,035	MS	06/03/22	(34,637)
JPY	3,570,372,000	USD	27,878,183	UBS	06/03/22	(143,119)
USD	14,866,824	JPY	1,931,645,000	ANZ	06/03/22	(138,418)
USD	172,188	JPY	22,263,000	BNP	06/03/22	(754)
USD	18,788,165	JPY	2,426,526,000	HSBC	06/03/22	(61,370)
USD	1,884,780	JPY	245,203,000	IBC	06/03/22	(19,985)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,623,322	JPY	8,113,785,900	MS	06/03/22	$(405,508)
USD	470,985,842	JPY	60,966,376,100	SSB	06/03/22	(2,608,038)
USD	5,601,149	JPY	728,343,000	UBS	06/03/22	(56,704)
JPY	2,207,821,000	USD	17,184,509	UBS	07/05/22	(12,390)
						(3,830,680)
	Net unrealized depreciation					$(3,085,177)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$533,488,723	$—	$—	$533,488,723
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$745,503	$—	$745,503
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,830,680)	—	(3,830,680)
	$—	$(3,085,177)	$—	$(3,085,177)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group	MS	Morgan Stanley & Co. International PLC
BNP	BNP Paribas SA	SSB	State Street Bank and Trust Co.
BOA	Bank of America N.A.	UBS	UBS AG
HSBC	HSBC Bank PLC	WBC	Westpac Banking Corp.
IBC	Imperial Bank of Canada

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

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